Commitments and Contingencies - Schedule of Environmental Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Beginning balance	$ 51,752	$ 0
Assumed liabilities in connection with the Arxis Businesses Transaction		51,679
Additions to accrual	0	73
Payments	(461)	0
Ending balance	$ 51,291	$ 51,752